Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000261240 [Member] | Western Digital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000261240 [Member] | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000261240 [Member] | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000261240 [Member] | InterDigital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000261240 [Member] | Universal Health Services, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000261240 [Member] | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000261240 [Member] | Halozyme Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000261240 [Member] | AppLovin Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000261240 [Member] | McKesson Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000261240 [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000261240 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000261240 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000261240 [Member] | Cash and Cash Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000261241 [Member] | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000261241 [Member] | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000261241 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000261241 [Member] | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000261241 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000261241 [Member] | Eaton Corp. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000261241 [Member] | Kroger Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000261241 [Member] | Snap-on, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000261241 [Member] | Broadridge Financial Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000261241 [Member] | General Dynamics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000261241 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000261241 [Member] | Cash and Cash Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000261241 [Member] | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%